Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Parts and Supplies	$ 87	$ 77
Inventories	1,013	1,389
Refining and Marketing [Member]
Disclosure of inventories [line items]
Refining and Marketing	703	894
Oil Sands [Member]
Disclosure of inventories [line items]
Crude Oil	$ 223	414
Deep Basin [Member]
Disclosure of inventories [line items]
Crude Oil		2
Conventional [Member]
Disclosure of inventories [line items]
Crude Oil		$ 2